Earnings Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of EPS	10,289,185	63,000	4,080,345
Warrants to purchase common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of EPS	63,000	63,000	63,000
Unvested restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of EPS	9,824,546
Unvested restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of EPS	401,639		4,015,146
Convertible Preferred Stocks Series B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares not included in the computation of EPS			2,199